UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
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Address:    65 East 55th Street, 21st Floor
           --------------------------------------------------
             New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:      Managing Partner
           --------------------------------------------------
Phone:      212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ David Steinhardt           New York, NY           2/11/2005
 ------------------------       ----------------       -------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        39
                                               -------------

Form 13F Information Table Value Total:        $186,352
                                               -------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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-------------------------------  ----------------  -----------  --------- ---------  ----  ----  ----------  ----  ----------------
                                                                                                            OTHER  VOTING AUTHORITY
                  NAME OF            TITLE                        VALUE     SHRS OR   SH/  PUT/  INVESTMENT  MANA-
                  ISSUER           OF CLASS            CUSIP    (X $1000)   PRN AMT   PRN  CALL  DISCRETION  GERS  SOLE SHARED NONE
-------------------------------  ----------------  -----------  --------- ---------  ----  ----  ----------  ----  ----------------
AK STL HLDG CORP                      COM            001547108     2,171     150,000    SH           SOLE         150,000
AMR CORP                              COM            001765106     2,190     200,000    SH           SOLE         200,000
BANK NEW YORK INC                     COM            064057102     3,342     100,000    SH           SOLE         100,000
BEAZER HOMES USA, INC.                COM            07556Q105     4,386      30,000    SH           SOLE          30,000
CELESTICA INC                     SUB VTG SHS        15101Q108     3,528     250,000    SH           SOLE         250,000
CITIGROUP INC                         COM            172967101     6,023     125,000    SH           SOLE         125,000
KENNETH COLE PRODTNS                 CL A            193294105     3,086     100,000    SH           SOLE         100,000
COMSTOCK RES INC                    COM NEW          205768203     2,337     106,000    SH           SOLE         106,000
CROWN HOLDINGS INC                    COM            228368106     3,600     262,000    SH           SOLE         262,000
CRUCELL N.V.                     SPONSORED ADR       228769105     1,377     100,000    SH           SOLE         100,000
EDGE PETE CORP DEL                    COM            279862106       977      67,033    SH           SOLE          67,033
EDO CORP                              COM            281347104     4,794     151,000    SH           SOLE         151,000
ELAN PLC                              ADR            284131208     3,270     120,000    SH           SOLE         120,000
FIRST REP BK SAN FRANCISCO            COM            336158100     2,957      55,800    SH           SOLE          55,800
HEXCEL CORP NEW                       COM            428291108     3,625     250,000    SH           SOLE         250,000
JACKSON HEWITT TAX SVCS INC           COM            468202106     6,292     249,200    SH           SOLE         249,200
LEHMAN BROTHERS HLDGS INC             COM            524908100     4,374      50,000    SH           SOLE          50,000
LIBERTY MEDIA CORP               COM SERIES A        530718105     3,700     337,000    SH           SOLE         337,000
MCI INC                               COM            552691107    11,709     580,800    SH           SOLE         580,800
MICROSOFT CORP                        COM            594918104     8,497     318,000    SH           SOLE         318,000
MORGAN STANLEY                      COM NEW          617446448     5,885     106,000    SH           SOLE         106,000
MOSAIC CO                             COM            61945A107     4,302     263,600    SH           SOLE         263,600
NRG ENERGY INC                      COM NEW          629377508    11,716     325,000    SH           SOLE         325,000
NEIMAN MARCUS GROUP INC              CL A            640204202     4,900      68,500    SH           SOLE          68,500
NORTHWEST AIRLS CORP                 CL A            667280101     2,317     212,000    SH           SOLE         212,000
ORBITAL SCIENCES CORP                 COM            685564106     2,366     200,000    SH           SOLE         200,000
PACER INTL INC TENN                   COM            69373H106     2,147     101,000    SH           SOLE         101,000
POLO RALPH LAUREN CORP               CL A            731572103     8,039     188,700    SH           SOLE         188,700
PRIMEDIA INC                          COM            74157K101     1,710     450,000    SH           SOLE         450,000
RANGE RES CORP                        COM            75281A109     6,650     325,000    SH           SOLE         325,000
REGAL ENTMT GROUP                    CL A            758766109     5,096     245,600    SH           SOLE         245,600
RELIANT ENERGY, INC                   COM            75952B105     3,071     225,000    SH           SOLE         225,000
SMURFIT-STONE CONTAINER CORP          COM            832727101     6,538     350,000    SH           SOLE         350,000
TXU CORP                              COM            873168108    10,556     163,500    SH           SOLE         163,500
TELE NORTE LESTE PART S.A.       SPON ADR PFD        879246106     4,148     245,900    SH           SOLE         245,900
TEMPLE INLAND INC                     COM            879868107     8,208     120,000    SH           SOLE         120,000
3M CO                                 COM            88579Y101     8,207     100,000    SH           SOLE         100,000
UNITED MICROELECTRONICS CORP     SPONSORED ADR       910873207     2,471     700,000    SH           SOLE         700,000
VIACOM INC                           CL B            925524308     5,790     159,100    SH           SOLE         159,100

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